Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	626,765,073.38	31,776
Yield Supplement Overcollateralization Amount 02/28/21	30,032,546.35	0
Receivables Balance 02/28/21	656,797,619.73	31,776
Principal Payments	29,088,536.47	896
Defaulted Receivables	594,286.10	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	28,245,813.02	0
Pool Balance at 03/31/21	598,868,984.14	30,858

Pool Statistics	$ Amount	# of Accounts
Pool Factor	70.01%
Prepayment ABS Speed	1.87%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,649,242.53	79
Past Due 61-90 days	700,813.11	30
Past Due 91-120 days	113,548.70	8
Past Due 121+ days	0.00	0
Total	2,463,604.34	117

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	505,172.03
Aggregate Net Losses/(Gains) - March 2021	89,114.07
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.16%
Prior Net Losses Ratio	0.06%
Second Prior Net Losses Ratio	0.55%
Third Prior Net Losses Ratio	0.08%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	6,886,993.32
Actual Overcollateralization	6,886,993.32
Weighted Average APR	3.72%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	51.45

Flow of Funds	$ Amount

Collections	31,696,157.10
Investment Earnings on Cash Accounts	79.14
Servicing Fee	(547,331.35)
Transfer to Collection Account	-
Available Funds	31,148,904.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	296,509.21
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,938,290.90
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,886,993.32
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,229,405.21
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	31,148,904.89

Servicing Fee	547,331.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 03/15/21	619,557,275.04
Principal Paid	27,575,284.22
Note Balance @ 04/15/21	591,981,990.82

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2a
Note Balance @ 03/15/21	183,167,467.54
Principal Paid	22,682,579.43
Note Balance @ 04/15/21	160,484,888.11
Note Factor @ 04/15/21	69.2342054%

Class A-2b
Note Balance @ 03/15/21	39,509,807.50
Principal Paid	4,892,704.79
Note Balance @ 04/15/21	34,617,102.71
Note Factor @ 04/15/21	69.2342054%

Class A-3
Note Balance @ 03/15/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	281,800,000.00
Note Factor @ 04/15/21	100.0000000%

Class A-4
Note Balance @ 03/15/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	76,830,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	25,500,000.00
Note Factor @ 04/15/21	100.0000000%

Class C
Note Balance @ 03/15/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	12,750,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	344,215.46
Total Principal Paid	27,575,284.22
Total Paid	27,919,499.68

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	83,951.76
Principal Paid	22,682,579.43
Total Paid to A-2a Holders	22,766,531.19

Class A-2b
One-Month Libor	0.10600%
Coupon	0.35600%
Interest Paid	12,111.95
Principal Paid	4,892,704.79
Total Paid to A-2b Holders	4,904,816.74

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4060677
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.5302994
Total Distribution Amount	32.9363671

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3621733
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	97.8540959
Total A-2a Distribution Amount	98.2162692

A-2b Interest Distribution Amount	0.2422390
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	97.8540958
Total A-2b Distribution Amount	98.0963348

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	287.88
Noteholders' Third Priority Principal Distributable Amount	462.37
Noteholders' Principal Distributable Amount	249.75

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/21	8,498,098.59
Investment Earnings	72.18
Investment Earnings Paid	(72.18)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$1,578,798.62	$2,086,464.38	$1,808,448.06
Number of Extensions	58	76	64
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.31%	0.26%